                    EQUITY 500 INDEX PORTFOLIO                                 8
                    ------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
===============================================================================================================
December 31, 1995

---------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------
   Investments, at Value (Cost $882,615,151)                                                     $1,094,348,578
---------------------------------------------------------------------------------------------------------------
   Cash                                                                                                 123,298
---------------------------------------------------------------------------------------------------------------
   Dividends and Interest Receivable                                                                  1,956,933
---------------------------------------------------------------------------------------------------------------
   Variation Margin Receivable                                                                           20,521
---------------------------------------------------------------------------------------------------------------
   Prepaid Expenses and Other                                                                             6,237
---------------------------------------------------------------------------------------------------------------
   Total Assets                                                                                   1,096,455,567
---------------------------------------------------------------------------------------------------------------

LIABILITIES
---------------------------------------------------------------------------------------------------------------
   Due to Bankers Trust                                                                                  88,584
---------------------------------------------------------------------------------------------------------------
   Payable for Securities Purchased                                                                  15,605,707
---------------------------------------------------------------------------------------------------------------
   Accrued Expenses and Other                                                                            25,250
---------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                                 15,719,541
---------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                       $1,080,736,026
===============================================================================================================

COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------------
   Paid-in Capital                                                                               $  869,029,224
---------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation on Securities and Futures Contracts                                  211,706,802
---------------------------------------------------------------------------------------------------------------
NET ASSETS, DECEMBER 31, 1995                                                                    $1,080,736,026
===============================================================================================================

              See Notes to Financial Statements on Pages 21 and 22

                    EQUITY 500 INDEX PORTFOLIO                                 9
                    ------------------------------------------------------------

STATEMENT OF OPERATIONS
===============================================================================================================
For the year ended December 31, 1995

---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------
   Dividends (net of foreign withholding taxes of $126,152)                          $18,799,153
---------------------------------------------------------------------------------------------------------------
   Interest                                                                            1,396,877
---------------------------------------------------------------------------------------------------------------
   Total Investment Income                                                                         $ 20,196,030
---------------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------------
   Advisory                                                                              770,530
---------------------------------------------------------------------------------------------------------------
   Administration and Services                                                           385,265
---------------------------------------------------------------------------------------------------------------
   Professional                                                                           26,713
---------------------------------------------------------------------------------------------------------------
   Trustees                                                                                1,868
---------------------------------------------------------------------------------------------------------------
   Miscellaneous                                                                           4,968
---------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                      1,189,344
---------------------------------------------------------------------------------------------------------------
   Less: Expenses Absorbed by Bankers Trust                                             (418,814)       770,530
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                19,425,500
---------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FUTURES
---------------------------------------------------------------------------------------------------------------
   Net Realized Loss from Securities Transactions                                                      (275,120)
---------------------------------------------------------------------------------------------------------------
   Net Realized Gain from Futures Transactions                                                        4,963,019
---------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation on Securities                                                        212,730,076
---------------------------------------------------------------------------------------------------------------
   Net Unrealized Depreciation on Futures Contracts                                                      (4,393)
---------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES AND FUTURES                                          217,413,582
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                         $236,839,082
===============================================================================================================

              See Notes to Financial Statements on Pages 21 and 22

                    EQUITY 500 INDEX PORTFOLIO                                10
                    ------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================================================
                                                                                         For the        For the
                                                                                      year ended     year ended
                                                                                        December       December
                                                                                        31, 1995       31, 1994
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
---------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                          $   19,425,500   $ 12,177,697
---------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) from Securities and Futures Transactions                   4,687,899       (483,667)
---------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation (Depreciation) on Securities
     and Futures Contracts                                                           212,725,683     (4,936,075)
---------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                                        236,839,082      6,757,955
---------------------------------------------------------------------------------------------------------------

CAPITAL TRANSACTIONS
---------------------------------------------------------------------------------------------------------------
   Proceeds from Capital Invested                                                    474,637,337    529,295,851
---------------------------------------------------------------------------------------------------------------
   Value of Capital Withdrawn                                                       (190,511,921)  (128,087,609)
---------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Capital Transactions                              284,125,416    401,208,242
---------------------------------------------------------------------------------------------------------------

   TOTAL INCREASE IN NET ASSETS                                                      520,964,498    407,966,197
===============================================================================================================

NET ASSETS
---------------------------------------------------------------------------------------------------------------
   Beginning of Year                                                                 559,771,528    151,805,331
---------------------------------------------------------------------------------------------------------------
   End of Year                                                                    $1,080,736,026   $559,771,528
===============================================================================================================

FINANCIAL HIGHLIGHTS
================================================================================
Contained below are selected ratios and supplemental data for each of the periods presented for the Equity 500 Index Portfolio.

---------------------------------------------------------------------------------------------------------------
                                                          For the year ended December 31,     December 31, 1992
                                                        -----------------------------------       (Commencement
                                                        1995           1994            1993      of Operations)
---------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income to
  Average Net Assets                                   2.52%          2.84%           2.67%                --

Ratio of Expenses to Average Net Assets                0.10%          0.10%           0.10%                --

Decrease Reflected in Above Ratio
  of Expenses to Average Net Assets
  Due to Absorption of Expenses
  by Bankers Trust                                     0.05%          0.06%           0.10%                --

Portfolio Turnover Rate                                   6%            21%             31%                --

Net Assets, End of Period
  (000's omitted)                                 $1,080,736       $559,772        $151,805              $9,435

              See Notes to Financial Statements on Pages 21 and 22

                    EQUITY 500 INDEX PORTFOLIO                                11
                    ------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995

SHARES         DESCRIPTION                                                 VALUE
================================================================================
               COMMON STOCKS - 98.43%
--------------------------------------------------------------------------------
               AEROSPACE - 2.13%
--------------------------------------------------------------------------------
      81,042   Boeing                                                $ 6,351,667
--------------------------------------------------------------------------------
      11,222   General Dynamics                                          663,501
--------------------------------------------------------------------------------
      47,610   Lockheed Martin                                         3,761,190
--------------------------------------------------------------------------------
      32,272   Loral                                                   1,141,622
--------------------------------------------------------------------------------
      27,588   McDonnell Douglas                                       2,538,096
--------------------------------------------------------------------------------
       8,479   Northrop Grumman                                          542,656
--------------------------------------------------------------------------------
      54,914   Raytheon                                                2,594,686
--------------------------------------------------------------------------------
      49,424   Rockwell International                                  2,613,294
--------------------------------------------------------------------------------
      29,706   United Technologies                                     2,818,357
--------------------------------------------------------------------------------
                                                                      23,025,069
================================================================================
               AIRLINES - 0.30%
--------------------------------------------------------------------------------
      19,202   AMR (a)                                                 1,425,749
--------------------------------------------------------------------------------
      13,349   Delta Air Lines                                           986,157
--------------------------------------------------------------------------------
      31,900   Southwest Airlines                                        741,675
--------------------------------------------------------------------------------
       9,015   USAir Group (a)                                           119,449
--------------------------------------------------------------------------------
                                                                       3,273,030
================================================================================
               APPAREL, TEXTILES - 0.61%
--------------------------------------------------------------------------------
       1,493   Brown Group                                                21,275
--------------------------------------------------------------------------------
      18,003   Charming Shoppes                                           51,759
--------------------------------------------------------------------------------
      56,714   Coming                                                  1,814,848
--------------------------------------------------------------------------------
      10,300   Fruit of the Loom (a)                                     251,063
--------------------------------------------------------------------------------
      17,603   Liz Clairborne                                            488,483
--------------------------------------------------------------------------------
      20,919   Melville                                                  643,259
--------------------------------------------------------------------------------
      22,724   Nike, CI. B                                             1,582,159
--------------------------------------------------------------------------------
      18,229   Reebok International Ltd.                                 514,969
--------------------------------------------------------------------------------
       4,611   Russell                                                   127,955
--------------------------------------------------------------------------------
       8,204   Spring Industries, Cl. A                                  339,441
--------------------------------------------------------------------------------
       6,749   Stride Rite                                                50,617
--------------------------------------------------------------------------------
      14,515   V F                                                       765,666
--------------------------------------------------------------------------------
                                                                       6,651,494
================================================================================
               AUTO RELATED - 2.45%
--------------------------------------------------------------------------------
      90,751   Chrysler                                                5,025,337
--------------------------------------------------------------------------------
      13,734   Cummins Engine                                            508,158
--------------------------------------------------------------------------------
      16,874   Dana                                                      493,565
--------------------------------------------------------------------------------
      20,082   Eaton                                                   1,076,897
--------------------------------------------------------------------------------
       9,844   Echlin                                                    359,306
--------------------------------------------------------------------------------
     253,064   Ford Motor                                              7,338,856
--------------------------------------------------------------------------------
     176,084   General Motors                                          9,310,441
--------------------------------------------------------------------------------
      23,284   Genuine Parts                                             954,644
--------------------------------------------------------------------------------
      12,690   PACCAR                                                    534,566
--------------------------------------------------------------------------------
      12,343   Parker-Hannifin                                           422,748
--------------------------------------------------------------------------------
      11,448   Timken                                                    437,886
--------------------------------------------------------------------------------
                                                                      26,462,404
================================================================================
               BANKS - 5.89%
--------------------------------------------------------------------------------
      24,034   Ahmanson (H.F.) & Company                                 636,901
--------------------------------------------------------------------------------
      94,559   Banc One                                                3,569,602
--------------------------------------------------------------------------------
      26,567   Bank of Boston                                          1,228,724
--------------------------------------------------------------------------------
      49,900   Bank of New York                                        2,432,625
--------------------------------------------------------------------------------
      88,536   BankAmerica                                             5,732,706
--------------------------------------------------------------------------------
      19,397   Barnett Banks                                           1,144,423
--------------------------------------------------------------------------------
      30,754   Boatmen's Bancshares                                    1,257,070
--------------------------------------------------------------------------------
      44,294   Chase Manhattan                                         2,685,324
--------------------------------------------------------------------------------
      60,855   Chemical Banking                                        3,575,231
--------------------------------------------------------------------------------
     101,166   Citicorp                                                6,803,414
--------------------------------------------------------------------------------
      25,400   Comerica                                                1,019,175
--------------------------------------------------------------------------------
      27,064   Corestates Financial                                    1,025,049
--------------------------------------------------------------------------------
      76,036   First Chicago NBD                                       3,003,422
--------------------------------------------------------------------------------
      13,354   First Fidelity Bancorp                                  1,006,558
--------------------------------------------------------------------------------
      18,772   First Interstate Bancorp                                2,562,378
--------------------------------------------------------------------------------
      30,923   First Union                                             1,720,092
--------------------------------------------------------------------------------
      10,817   Golden West Financial                                     597,639
--------------------------------------------------------------------------------
      31,984   Great Western Financial                                   815,592
--------------------------------------------------------------------------------
      58,200   KeyCorp                                                 2,109,750
--------------------------------------------------------------------------------
      35,262   Mellon Bank                                             1,895,332
--------------------------------------------------------------------------------
      45,660   Morgan (J. P.)                                          3,664,215
--------------------------------------------------------------------------------
      31,200   National City                                           1,033,500
--------------------------------------------------------------------------------
      65,326   NationsBank                                             4,548,323
--------------------------------------------------------------------------------
      86,908   Norwest                                                 2,867,964
--------------------------------------------------------------------------------
      25,080   Suntrust Banks                                          1,717,980
--------------------------------------------------------------------------------
      21,388   U.S. Bancorp                                              719,171
--------------------------------------------------------------------------------
      37,500   Wachovia                                                1,715,625
--------------------------------------------------------------------------------
      11,922   Wells Fargo                                             2,575,152
--------------------------------------------------------------------------------
                                                                      63,662,937
================================================================================
               BEVERAGES - 3.66%
--------------------------------------------------------------------------------
      60,640   Anheuser-Busch                                          4,055,300
--------------------------------------------------------------------------------
       8,219   Brown Forman, Cl. B                                       299,993
--------------------------------------------------------------------------------
     292,611   Coca-Cola                                              21,726,367
--------------------------------------------------------------------------------
       6,168   Coors (Adolph), Cl. B                                     136,467
--------------------------------------------------------------------------------

              See Notes to Financial Statements on Pages 21 and 22

                    EQUITY 500 INDEX PORTFOLIO                                12
                    ------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995

SHARES         DESCRIPTION                                                 VALUE
================================================================================
     184,847   PepsiCo                                               $10,328,326
--------------------------------------------------------------------------------
      86,037   Seagram, ADR                                            2,979,031
--------------------------------------------------------------------------------
                                                                      39,525,484
================================================================================
               BUILDING & CONSTRUCTION - 0.76%
--------------------------------------------------------------------------------
       8,483   Armstrong World Industries                                525,946
--------------------------------------------------------------------------------
       5,990   Centex                                                    208,152
--------------------------------------------------------------------------------
       3,311   Crane                                                     122,093
--------------------------------------------------------------------------------
       6,906   Fleetwood Enterprises                                     177,829
--------------------------------------------------------------------------------
     112,951   Home Depot                                              5,407,529
--------------------------------------------------------------------------------
      32,311   Masco                                                   1,013,758
--------------------------------------------------------------------------------
       8,650   Owens-Corning Fiberglas (a)                               388,169
--------------------------------------------------------------------------------
       6,565   Stanley Works                                             338,098
--------------------------------------------------------------------------------
                                                                       8,181,574
================================================================================
               BUILDING, FOREST PRODUCTS - 0.59%
--------------------------------------------------------------------------------
       8,203   Boise Cascade                                             284,029
--------------------------------------------------------------------------------
      25,028   Champion International                                  1,051,176
--------------------------------------------------------------------------------
      23,001   Georgia-Pacific                                         1,578,444
--------------------------------------------------------------------------------
       8,977   Johnson Controls                                          617,169
--------------------------------------------------------------------------------
       2,045   Kaufman & Broad Home                                       30,419
--------------------------------------------------------------------------------
      19,858   Louisiana Pacific                                         481,556
--------------------------------------------------------------------------------
       4,901   Potlatch                                                  196,040
--------------------------------------------------------------------------------
      49,294   Weyerhaeuser                                            2,131,966
--------------------------------------------------------------------------------
                                                                       6,370,799
================================================================================
               CHEMICALS & TOXIC WASTE - 3.31%
--------------------------------------------------------------------------------
      24,304   Air Products & Chemical                                 1,282,036
--------------------------------------------------------------------------------
      63,540   Amgen (a)                                               3,772,687
--------------------------------------------------------------------------------
      62,276   Dow Chemical                                            4,382,673
--------------------------------------------------------------------------------
     130,396   Du Pont (E.I.) de Nemours                               9,111,420
--------------------------------------------------------------------------------
      20,581   Eastman Chemical                                        1,288,885
--------------------------------------------------------------------------------
       6,050   FMC (a)                                                   409,131
--------------------------------------------------------------------------------
      24,349   Grace (W.R.)                                            1,439,635
--------------------------------------------------------------------------------
      12,296   Great Lakes Chemical                                      885,312
--------------------------------------------------------------------------------
      26,314   Hercules                                                1,483,452
--------------------------------------------------------------------------------
      18,506   Mallinckrodt Group                                        600,260
--------------------------------------------------------------------------------
      27,844   Monsanto                                                3,410,890
--------------------------------------------------------------------------------
      32,006   Morton International                                    1,148,215
--------------------------------------------------------------------------------
      12,325   Nalco Chemical                                            371,291
--------------------------------------------------------------------------------
      49,442   PPG Industries                                          2,261,971
--------------------------------------------------------------------------------
      29,315   Praxair                                                   985,717
--------------------------------------------------------------------------------
       8,438   Raychem                                                   479,911
--------------------------------------------------------------------------------
      12,159   Rohm & Haas                                               782,736
--------------------------------------------------------------------------------
       7,500   Sigma-Aldrich                                             371,250
--------------------------------------------------------------------------------
      35,317   Union Carbide                                           1,324,388
--------------------------------------------------------------------------------
                                                                      35,791,860
================================================================================
               COMPUTER SERVICES - 0.84%
--------------------------------------------------------------------------------
      40,100   3Com (a)                                                1,869,662
--------------------------------------------------------------------------------
      34,856   Automatic Data Processing                               2,588,058
--------------------------------------------------------------------------------
      18,000   Cabletron Systems (a)                                   1,458,000
--------------------------------------------------------------------------------
      12,602   Ceridian (a)                                              519,832
--------------------------------------------------------------------------------
      45,600   CUC International (a)                                   1,556,100
--------------------------------------------------------------------------------
      41,300   Silicon Graphics (a)                                    1,135,750
--------------------------------------------------------------------------------
                                                                       9,127,402
================================================================================
               COMPUTER SOFTWARE - 2.29%
--------------------------------------------------------------------------------
      64,900   Cisco Systems (a)                                       4,843,162
--------------------------------------------------------------------------------
      58,567   Computer Associates International                       3,330,998
--------------------------------------------------------------------------------
     138,700   Microsoft (a)                                          12,170,925
--------------------------------------------------------------------------------
     103,436   Oracle Systems (a)                                      4,383,101
--------------------------------------------------------------------------------
                                                                      24,728,186
================================================================================
               CONTAINERS - 0.22%
--------------------------------------------------------------------------------
      11,015   Avery Dennison                                            552,127
--------------------------------------------------------------------------------
       3,054   Ball                                                       83,985
--------------------------------------------------------------------------------
      23,850   Crown Cork & Seal (a)                                     995,738
--------------------------------------------------------------------------------
      21,649   Stone Container                                           311,204
--------------------------------------------------------------------------------
      11,022   Temple-Inland                                             486,346
--------------------------------------------------------------------------------
                                                                       2,429,400
================================================================================
               COSMETICS & TOILETRIES - 0.73%
--------------------------------------------------------------------------------
       1,599   Alberto-Culver, CI. B                                      54,965
--------------------------------------------------------------------------------
      17,314   Avon Products                                           1,305,043
--------------------------------------------------------------------------------
     105,008   Gillette                                                5,473,542
--------------------------------------------------------------------------------
      20,987   International Flavors & Fragrance                       1,007,376
--------------------------------------------------------------------------------
                                                                       7,840,926
================================================================================
               DIVERSIFIED - 1.06%
--------------------------------------------------------------------------------
      25,400   Loews                                                   1,990,725
--------------------------------------------------------------------------------
      99,078   Minnesota Mining & Manufacturing                        6,563,917
--------------------------------------------------------------------------------
       4,781   NAACO Industries, CI. A                                   265,345
--------------------------------------------------------------------------------
      19,064   Pall                                                      512,345
--------------------------------------------------------------------------------
      13,420   Supervalu                                                 422,730
--------------------------------------------------------------------------------
       8,857   Teledyne                                                  226,961
--------------------------------------------------------------------------------
      22,003   Textron                                                 1,485,203
--------------------------------------------------------------------------------
                                                                      11,467,226
================================================================================
               DRUGS - 6.79%
--------------------------------------------------------------------------------
     186,122   Abbott Laboratories                                     7,770,594
--------------------------------------------------------------------------------

              See Notes to Financial Statements on Pages 21 and 22

                    EQUITY 500 INDEX PORTFOLIO                                13
                    ------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995

SHARES         DESCRIPTION                                                 VALUE
================================================================================
      73,683   American Home Products                                $ 7,147,251
--------------------------------------------------------------------------------
     118,989   Bristol-Myers Squibb                                   10,218,180
--------------------------------------------------------------------------------
     129,970   Lilly (Eli)                                             7,310,813
--------------------------------------------------------------------------------
     287,497   Merck & Co.                                            18,902,928
--------------------------------------------------------------------------------
     149,404   Pfizer                                                  9,412,452
--------------------------------------------------------------------------------
     119,632   Pharmacia & Upjohn                                      4,635,740
--------------------------------------------------------------------------------
      87,258   Schering-Plough                                         4,777,375
--------------------------------------------------------------------------------
      32,543   Warner-Lambert                                          3,160,739
--------------------------------------------------------------------------------
                                                                      73,336,072
================================================================================
               ELECTRICAL EQUIPMENT - 4.22%
--------------------------------------------------------------------------------
     389,222   General Electric                                       28,023,984
--------------------------------------------------------------------------------
       8,272   General Signal                                            267,806
--------------------------------------------------------------------------------
      10,765   Grainger (W.W.)                                           713,181
--------------------------------------------------------------------------------
     120,070   Hewlett-Packard                                        10,055,863
--------------------------------------------------------------------------------
      29,123   ITT (a)                                                 1,543,519
--------------------------------------------------------------------------------
      30,523   ITT Hartford Group (a)                                  1,476,550
--------------------------------------------------------------------------------
      27,823   ITT Industries                                            667,752
--------------------------------------------------------------------------------
      33,832   Tyco International                                      1,205,265
--------------------------------------------------------------------------------
     102,910   Westinghouse Electric                                   1,698,015
--------------------------------------------------------------------------------
                                                                      45,651,935
================================================================================
               ELECTRONICS - 3.64%
--------------------------------------------------------------------------------
      29,841   Advanced Micro Devices                                    492,377
--------------------------------------------------------------------------------
      53,373   AMP                                                     2,048,189
--------------------------------------------------------------------------------
      43,900   Applied Materials (a)                                   1,728,562
--------------------------------------------------------------------------------
      26,690   DSC Communications (a)                                  1,094,819
--------------------------------------------------------------------------------
      53,400   Emerson Electric                                        4,365,450
--------------------------------------------------------------------------------
       7,771   Harris                                                    424,491
--------------------------------------------------------------------------------
     192,514   Intel                                                  10,925,169
--------------------------------------------------------------------------------
      33,100   LSI Logic (a)                                           1,084,025
--------------------------------------------------------------------------------
      50,500   Micron Technology                                       2,001,062
--------------------------------------------------------------------------------
     139,042   Motorola                                                7,925,394
--------------------------------------------------------------------------------
      33,226   National Semiconductor (a)                                739,279
--------------------------------------------------------------------------------
      61,501   Northern Telecom                                        2,644,543
--------------------------------------------------------------------------------
       6,125   Perkin-Elmer                                              231,219
--------------------------------------------------------------------------------
      11,938   Scientific-Atlanta                                        179,070
--------------------------------------------------------------------------------
       3,738   Tektronix                                                 183,629
--------------------------------------------------------------------------------
      45,828   Texas Instruments                                       2,371,599
--------------------------------------------------------------------------------
       3,500   Thomas & Betts                                            258,125
--------------------------------------------------------------------------------
       6,027   Trinova                                                   172,523
--------------------------------------------------------------------------------
       8,459   Western Atlas (a)                                         427,180
--------------------------------------------------------------------------------
                                                                      39,296,705
================================================================================
               ENVIRONMENTAL CONTROL - 0.52%
--------------------------------------------------------------------------------
      53,035   Browning-Ferris Industries                              1,564,532
--------------------------------------------------------------------------------
      41,100   Laidlaw, CI. B                                            421,275
--------------------------------------------------------------------------------
       7,326   Safety-Kleen                                              114,469
--------------------------------------------------------------------------------
     116,658   WMX Technologies                                        3,485,158
--------------------------------------------------------------------------------
                                                                       5,585,434
================================================================================
               FINANCIAL SERVICES - 3.84%
--------------------------------------------------------------------------------
     114,966   American Express                                        4,756,718
--------------------------------------------------------------------------------
       9,652   Beneficial                                                450,024
--------------------------------------------------------------------------------
      41,374   Dean Witter, Discover                                   1,944,578
--------------------------------------------------------------------------------
      43,256   Federal Home Loan Mortgage                              3,611,876
--------------------------------------------------------------------------------
      64,141   Federal National Mortgage                               7,961,502
--------------------------------------------------------------------------------
      31,900   First Bank System                                       1,583,037
--------------------------------------------------------------------------------
      53,400   First Data                                              3,571,125
--------------------------------------------------------------------------------
      63,544   Fleet Financial Group                                   2,589,447
--------------------------------------------------------------------------------
      24,558   Household International                                 1,451,992
--------------------------------------------------------------------------------
      36,030   MBNA                                                    1,328,606
--------------------------------------------------------------------------------
      42,838   Merrill Lynch                                           2,184,738
--------------------------------------------------------------------------------
      19,400   Morgan Stanley Group                                    1,564,125
--------------------------------------------------------------------------------
      78,033   PNC Banc Corp                                           2,516,564
--------------------------------------------------------------------------------
       9,300   Republic New York                                         577,763
--------------------------------------------------------------------------------
      19,033   Salomon                                                   675,672
--------------------------------------------------------------------------------
      75,073   Travelers Group                                         4,720,215
--------------------------------------------------------------------------------
                                                                      41,487,982
================================================================================
               FOOD SERVICE, LODGING - 0.94%
--------------------------------------------------------------------------------
      29,419   Darden Restaurants                                        349,351
--------------------------------------------------------------------------------
      11,912   Hilton Hotels                                             732,588
--------------------------------------------------------------------------------
       6,851   Luby's Cafeterias                                         152,435
--------------------------------------------------------------------------------
      26,590   Marriott International                                  1,017,068
--------------------------------------------------------------------------------
     163,914   McDonald's                                              7,396,619
--------------------------------------------------------------------------------
      21,182   Ryan's Family Steak House (a)                             148,274
--------------------------------------------------------------------------------
       4,809   Shoney's (a)                                               49,292
--------------------------------------------------------------------------------
      16,162   Wendy's International                                     343,442
--------------------------------------------------------------------------------
                                                                      10,189,069
================================================================================
               FOODS - 3.42%
--------------------------------------------------------------------------------
     129,055   Archer-Daniels-Midland                                  2,322,990
--------------------------------------------------------------------------------
      56,169   Campbell Soup                                           3,370,140
--------------------------------------------------------------------------------
      54,716   ConAgra                                                 2,257,035
--------------------------------------------------------------------------------
      33,430   CPC International                                       2,294,134
--------------------------------------------------------------------------------
      38,719   General Mills                                           2,236,022
--------------------------------------------------------------------------------
      89,075   Heinz (H.J.)                                            2,950,609
--------------------------------------------------------------------------------

              See Notes to Financial Statements on Pages 21 and 22

                    EQUITY 500 INDEX PORTFOLIO                                14
                    ------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995

SHARES         DESCRIPTION                                                 VALUE
================================================================================
      14,197   Hershey Foods                                         $   922,805
--------------------------------------------------------------------------------
      49,707   Kellogg                                                 3,839,866
--------------------------------------------------------------------------------
      21,800   Pioneer Hi-Bred International                           1,212,625
--------------------------------------------------------------------------------
      17,396   Premark International                                     880,672
--------------------------------------------------------------------------------
      34,384   Quaker Oats                                             1,186,248
--------------------------------------------------------------------------------
      23,005   Ralston Purina Group                                    1,434,937
--------------------------------------------------------------------------------
     115,687   Sara Lee                                                3,687,523
--------------------------------------------------------------------------------
      40,410   Sysco                                                   1,313,325
--------------------------------------------------------------------------------
      37,917   Unilever N.V., ADR                                      5,336,818
--------------------------------------------------------------------------------
      18,127   Whitman                                                   421,453
--------------------------------------------------------------------------------
      24,192   Wrigley (Wm) Jr.                                        1,270,080
--------------------------------------------------------------------------------
                                                                      36,937,282
================================================================================
               FOREST PRODUCTS & PAPER - 1.11%
--------------------------------------------------------------------------------
       5,731   Bemis                                                     146,857
--------------------------------------------------------------------------------
      13,133   Federal Paper Board                                       681,275
--------------------------------------------------------------------------------
      61,928   International Paper                                     2,345,523
--------------------------------------------------------------------------------
      13,835   James River                                               333,769
--------------------------------------------------------------------------------
      65,965   Kimberly-Clark                                          5,458,640
--------------------------------------------------------------------------------
      13,751   Mead                                                      718,490
--------------------------------------------------------------------------------
      17,703   Union Camp                                                843,106
--------------------------------------------------------------------------------
      23,560   Westvaco                                                  653,790
--------------------------------------------------------------------------------
      13,700   Willamette Industries                                     770,625
--------------------------------------------------------------------------------
                                                                      11,952,075
================================================================================
               HOSPITAL SUPPLIES & HEALTHCARE - 3.30%
--------------------------------------------------------------------------------
       9,501   Allergan                                                  308,783
--------------------------------------------------------------------------------
      14,634   Alza, CI. A (a)                                           362,192
--------------------------------------------------------------------------------
       9,477   Bard (C.R.)                                               305,633
--------------------------------------------------------------------------------
      11,023   Bausch & Lomb                                             436,786
--------------------------------------------------------------------------------
      65,963   Baxter International                                    2,762,200
--------------------------------------------------------------------------------
       14866   Becton, Dickinson                                       1,114,950
--------------------------------------------------------------------------------
      22,582   Beverly Enterprises (a)                                   239,934
--------------------------------------------------------------------------------
      17,050   Blomet (a)                                                304,769
--------------------------------------------------------------------------------
      34,900   Boston Scientific (a)                                   1,710,100
--------------------------------------------------------------------------------
     105,515   Columbia/HCA Healthcare                                 5,354,886
--------------------------------------------------------------------------------
       6,417   Community Psychiatric Centers                              78,608
--------------------------------------------------------------------------------
      41,600   Humana (a)                                              1,138,800
--------------------------------------------------------------------------------
     151,548   Johnson & Johnson                                      12,976,297
--------------------------------------------------------------------------------
       9,160   Manor Care                                                320,600
--------------------------------------------------------------------------------
      55,852   Medtronic                                               3,120,731
--------------------------------------------------------------------------------
       7,374   Shared Medical Systems                                    400,961
--------------------------------------------------------------------------------
      18,919   St. Jude Medical (a)                                      813,517
--------------------------------------------------------------------------------
      42,510   Tenet Healthcare (a)                                      882,083
--------------------------------------------------------------------------------
      42,200   United Healthcare                                       2,764,100
--------------------------------------------------------------------------------
      10,248   U.S. Surgical                                             219,051
--------------------------------------------------------------------------------
                                                                      35,614,981
================================================================================
               HOUSEHOLD FURNISHINGS - 0.18%
--------------------------------------------------------------------------------
      17,512   Maytag                                                    354,618
--------------------------------------------------------------------------------
      28,958   Newell                                                    749,288
--------------------------------------------------------------------------------
      16,439   Whirlpool                                                 875,377
--------------------------------------------------------------------------------
                                                                       1,979,283
================================================================================
               HOUSEHOLD PRODUCTS - 0.08%
--------------------------------------------------------------------------------
      35,502   Rubbermaid                                                905,301
================================================================================
               INSURANCE - 3.25%
--------------------------------------------------------------------------------
      28,013   Aetna Life & Casualty                                   1,939,900
--------------------------------------------------------------------------------
       7,509   Alexander & Alexander Services                            142,671
--------------------------------------------------------------------------------
     107,250   Allstate                                                4,410,656
--------------------------------------------------------------------------------
      45,554   American General                                        1,588,696
--------------------------------------------------------------------------------
     111,167   American International Group                           10,282,947
--------------------------------------------------------------------------------
      21,336   Chubb                                                   2,064,258
--------------------------------------------------------------------------------
      18,633   CIGNA                                                   1,923,857
--------------------------------------------------------------------------------
      19,678   General Re                                              3,050,090
--------------------------------------------------------------------------------
      15,577   Jefferson-Pilot                                           724,354
--------------------------------------------------------------------------------
      22,110   Lincoln National                                        1,188,413
--------------------------------------------------------------------------------
      14,262   Marsh & McLennan                                        1,265,753
--------------------------------------------------------------------------------
      19,298   Providian                                                 786,394
--------------------------------------------------------------------------------
      34,202   SAFECO                                                  1,179,969
--------------------------------------------------------------------------------
      16,530   St. Paul                                                  919,481
--------------------------------------------------------------------------------
      12,134   Torchmark                                                 549,064
--------------------------------------------------------------------------------
      13,500   UNUM                                                      742,500
--------------------------------------------------------------------------------
      13,917   USF & G                                                   234,849
--------------------------------------------------------------------------------
      13,030   USLIFE                                                    389,271
--------------------------------------------------------------------------------
      38,000   U.S. HealthCare                                         1,767,000
--------------------------------------------------------------------------------
                                                                      35,150,123
================================================================================
               LEISURE RELATED - 1.11%
--------------------------------------------------------------------------------
      20,114   American Greetings                                        555,649
--------------------------------------------------------------------------------
       4,093   Bally Entertainment (a)                                    57,302
--------------------------------------------------------------------------------
      21,442   Brunswick                                                 514,608
--------------------------------------------------------------------------------
     123,173   Disney (Walt)                                           7,267,207
--------------------------------------------------------------------------------
      15,839   Handleman                                                  91,074
--------------------------------------------------------------------------------
      13,239   Harcourt General                                          554,383
--------------------------------------------------------------------------------
      25,815   Harrah's Entertainment (a)                                626,014
--------------------------------------------------------------------------------
      17,825   Hasbro                                                    552,575
--------------------------------------------------------------------------------

              See Notes to Financial Statements on Pages 21 and 22

                    EQUITY 500 INDEX PORTFOLIO                                15
                    ------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995

SHARES         DESCRIPTION                                                 VALUE
================================================================================
       1,239   Jostens                                               $    30,046
--------------------------------------------------------------------------------
      55,052   Mattel                                                  1,692,849
--------------------------------------------------------------------------------
       3,618   Outboard Marine                                            73,717
--------------------------------------------------------------------------------
                                                                      12,015,424
================================================================================
               MACHINERY - 1.63%
--------------------------------------------------------------------------------
      67,906   AlliedSignal                                            3,225,535
--------------------------------------------------------------------------------
      16,271   Black & Decker                                            573,553
--------------------------------------------------------------------------------
      11,182   Briggs & Stratton                                         485,019
--------------------------------------------------------------------------------
      48,282   Caterpillar                                             2,836,568
--------------------------------------------------------------------------------
       3,647   Cincinnati Milacron                                        95,734
--------------------------------------------------------------------------------
      23,148   Cooper Industries                                         850,689
--------------------------------------------------------------------------------
      64,323   Deere                                                   2,267,386
--------------------------------------------------------------------------------
      22,404   Dover                                                     826,147
--------------------------------------------------------------------------------
      46,882   Dresser Industries                                      1,142,749
--------------------------------------------------------------------------------
      20,230   Echo Bay Mines Ltd.                                       209,886
--------------------------------------------------------------------------------
      16,847   Giddings & Lewis                                          277,975
--------------------------------------------------------------------------------
       5,522   Harnischfeger Industries                                  183,606
--------------------------------------------------------------------------------
      25,596   Illinois Tool Works                                     1,510,164
--------------------------------------------------------------------------------
      23,431   Ingersoll-Rand                                            823,014
--------------------------------------------------------------------------------
       6,992   Millipore                                                 287,546
--------------------------------------------------------------------------------
      11,958   Navistar International (a)                                125,559
--------------------------------------------------------------------------------
       7,196   Snap-On                                                   325,619
--------------------------------------------------------------------------------
      17,586   TRW                                                     1,362,915
--------------------------------------------------------------------------------
       7,262   Varity (a)                                                269,602
--------------------------------------------------------------------------------
                                                                      17,679,266
================================================================================
               METALS - 1.58%
--------------------------------------------------------------------------------
      52,336   Alcan Aluminium                                         1,628,958
--------------------------------------------------------------------------------
      43,300   Aluminum Company of America                             2,289,488
--------------------------------------------------------------------------------
      15,835   Armco (a)                                                  93,031
--------------------------------------------------------------------------------
       8,049   ASARCO                                                    257,568
--------------------------------------------------------------------------------
      86,100   Barrick Gold                                            2,270,887
--------------------------------------------------------------------------------
      19,749   Bethlehem Steel (a)                                       276,486
--------------------------------------------------------------------------------
      20,994   Cyprus Amax Minerals                                      548,468
--------------------------------------------------------------------------------
      24,108   Engelhard                                                 524,349
--------------------------------------------------------------------------------
      34,600   Freeport-McMoran Copper & Gold                            973,125
--------------------------------------------------------------------------------
      24,843   Homestake Mining                                          388,172
--------------------------------------------------------------------------------
      26,166   Inco Ltd.                                                 870,019
--------------------------------------------------------------------------------
       6,103   Inland Steel Industries                                   153,338
--------------------------------------------------------------------------------
      22,334   Newmont Mining                                          1,010,613
--------------------------------------------------------------------------------
      22,194   Nucor                                                   1,267,832
--------------------------------------------------------------------------------
       5,831   Ogden                                                     124,638
--------------------------------------------------------------------------------
      17,808   Phelps Dodge                                            1,108,548
--------------------------------------------------------------------------------
      59,804   Placer Dome                                             1,442,772
--------------------------------------------------------------------------------
      12,749   Reynolds Metals                                           721,912
--------------------------------------------------------------------------------
      21,408   Santa Fe Pacific Gold                                     259,572
--------------------------------------------------------------------------------
      18,977   USX-U.S. Steel Group                                      583,543
--------------------------------------------------------------------------------
      13,179   Worthington Industries                                    274,288
--------------------------------------------------------------------------------
                                                                      17,067,607
================================================================================
               OFFICE EQUIPMENT & COMPUTERS - 2.94%
--------------------------------------------------------------------------------
      23,262   Alco Standard                                           1,061,329
--------------------------------------------------------------------------------
      37,057   Amdahl (a)                                                314,984
--------------------------------------------------------------------------------
      31,742   Apple Computer                                          1,011,776
--------------------------------------------------------------------------------
      14,114   Autodesk                                                  483,404
--------------------------------------------------------------------------------
      63,913   Compaq Computer (a)                                     3,067,824
--------------------------------------------------------------------------------
       9,286   Computer Sciences (a)                                     652,341
--------------------------------------------------------------------------------
       5,068   Cray Research (a)                                         125,433
--------------------------------------------------------------------------------
       6,045   Data General (a)                                           83,119
--------------------------------------------------------------------------------
      36,632   Digital Equipment (a)                                   2,349,027
--------------------------------------------------------------------------------
      25,019   Honeywell                                               1,216,549
--------------------------------------------------------------------------------
       9,046   Intergraph (a)                                            142,475
--------------------------------------------------------------------------------
     131,441   International Business Machines                        12,059,712
--------------------------------------------------------------------------------
      13,879   Moore                                                     258,496
--------------------------------------------------------------------------------
      93,292   Novell (a)                                              1,329,411
--------------------------------------------------------------------------------
      32,898   Pitney Bowes                                            1,546,206
--------------------------------------------------------------------------------
      46,328   Sun Microsystems (a)                                    2,113,715
--------------------------------------------------------------------------------
      21,460   Tandem Computers (a)                                      228,013
--------------------------------------------------------------------------------
      30,099   Unisys (a)                                                169,307
--------------------------------------------------------------------------------
      25,745   Xerox                                                   3,527,065
--------------------------------------------------------------------------------
                                                                      31,740,186
================================================================================
               OIL RELATED - 9.33%
--------------------------------------------------------------------------------
      21,993   Amerada Hess                                            1,165,629
--------------------------------------------------------------------------------
     116,802   Amoco                                                   8,395,144
--------------------------------------------------------------------------------
      11,687   Ashland                                                   410,506
--------------------------------------------------------------------------------
      38,225   Atlantic Richfield                                      4,233,419
--------------------------------------------------------------------------------
      37,144   Baker Hughes                                              905,385
--------------------------------------------------------------------------------
      32,000   Burlington Resources                                    1,256,000
--------------------------------------------------------------------------------
     153,466   Chevron                                                 8,056,965
--------------------------------------------------------------------------------
      19,466   Coastal                                                   725,108
--------------------------------------------------------------------------------
     289,557   Exxon                                                  23,200,755
--------------------------------------------------------------------------------
      19,081   Fluor                                                   1,259,346
--------------------------------------------------------------------------------
       4,738   Foster Wheeler                                            201,365
--------------------------------------------------------------------------------
      28,890   Halliburton                                             1,462,556
--------------------------------------------------------------------------------

              See Notes to Financial Statements on Pages 21 and 22

                    EQUITY 500 INDEX PORTFOLIO                                16
                    ------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995

SHARES         DESCRIPTION                                                 VALUE
================================================================================
       2,808   Helmerich & Payne                                    $     83,538
--------------------------------------------------------------------------------
       9,532   Kerr-McGee                                                605,282
--------------------------------------------------------------------------------
       8,062   Louisiana Land & Exploration                              345,658
--------------------------------------------------------------------------------
       9,187   McDermott International                                   202,114
--------------------------------------------------------------------------------
      92,771   Mobil                                                  10,390,352
--------------------------------------------------------------------------------
      16,728   Noram Energy                                              148,461
--------------------------------------------------------------------------------
      78,914   Occidental Petroleum                                    1,686,787
--------------------------------------------------------------------------------
      16,579   Oryx Energy (a)                                           221,744
--------------------------------------------------------------------------------
       7,654   Pennzoil                                                  323,381
--------------------------------------------------------------------------------
      63,906   Phillips Petroleum                                      2,180,792
--------------------------------------------------------------------------------
      16,500   Rowan (a)                                                 162,938
--------------------------------------------------------------------------------
     125,201   Royal Dutch Petroleum                                  17,668,991
--------------------------------------------------------------------------------
       8,269   Santa Fe Energy Resources (a)                              79,589
--------------------------------------------------------------------------------
      57,681   Schlumberger                                            3,994,409
--------------------------------------------------------------------------------
      18,745   Sun                                                       513,144
--------------------------------------------------------------------------------
      44,234   Tenneco                                                 2,195,112
--------------------------------------------------------------------------------
      62,661   Texaco                                                  4,918,889
--------------------------------------------------------------------------------
      61,137   Unocal                                                  1,780,615
--------------------------------------------------------------------------------
      56,064   USX-Marathon Group                                      1,093,248
--------------------------------------------------------------------------------
      22,012   Williams                                                  965,777
--------------------------------------------------------------------------------
                                                                     100,832,999
================================================================================
               PHOTOGRAPHY & OPTICAL - 0.54%
--------------------------------------------------------------------------------
      81,026   Eastman Kodak                                           5,428,742
--------------------------------------------------------------------------------
       9,282   Polaroid                                                  439,735
--------------------------------------------------------------------------------
                                                                       5,868,477
================================================================================
               PRINTING & PUBLISHING - 1.41%
--------------------------------------------------------------------------------
      13,991   Deluxe                                                    405,739
--------------------------------------------------------------------------------
      17,572   Dow Jones                                                 700,684
--------------------------------------------------------------------------------
      41,179   Dun & Bradstreet                                        2,666,340
--------------------------------------------------------------------------------
      34,296   Gannett                                                 2,104,917
--------------------------------------------------------------------------------
       3,804   Harland (John H.)                                          79,409
--------------------------------------------------------------------------------
      13,863   Knight-Ridder                                             866,438
--------------------------------------------------------------------------------
      13,115   McGraw-Hill                                             1,142,645
--------------------------------------------------------------------------------
       4,736   Meredith                                                  198,320
--------------------------------------------------------------------------------
      17,684   New York Times, Cl. A                                     523,888
--------------------------------------------------------------------------------
      33,252   RR Donnelley & Sons                                     1,309,297
--------------------------------------------------------------------------------
      92,715   Time Warner                                             3,511,581
--------------------------------------------------------------------------------
      28,829   Times Mirror, Cl. A                                       976,582
--------------------------------------------------------------------------------
      12,898   Tribune                                                   788,390
--------------------------------------------------------------------------------
                                                                      15,274,230
================================================================================
               PROFESSIONAL SERVICES - 0.47%
--------------------------------------------------------------------------------
      14,736   Dial                                                      436,554
--------------------------------------------------------------------------------
       7,800   Ecolab                                                    234,000
--------------------------------------------------------------------------------
       8,825   EG&G                                                      214,007
--------------------------------------------------------------------------------
      26,835   H & R Block                                             1,086,818
--------------------------------------------------------------------------------
      14,707   Interpublic Group                                         637,916
--------------------------------------------------------------------------------
       7,526   National Service Industries                               243,654
--------------------------------------------------------------------------------
      26,596   Service Corp International                              1,170,224
--------------------------------------------------------------------------------
      13,743   Transamerica                                            1,001,521
--------------------------------------------------------------------------------
                                                                       5,024,694
================================================================================
               RAILROADS - 1.08%
--------------------------------------------------------------------------------
      34,262   Burlington Northern                                     2,672,436
--------------------------------------------------------------------------------
      20,672   Conrail                                                 1,447,040
--------------------------------------------------------------------------------
      44,432   CSX                                                     2,027,210
--------------------------------------------------------------------------------
      28,051   Norfolk Southern                                        2,226,548
--------------------------------------------------------------------------------
      49,347   Union Pacific                                           3,256,902
--------------------------------------------------------------------------------
                                                                      11,630,136
================================================================================
               REAL ESTATE - 0.04%
--------------------------------------------------------------------------------
      11,666   Pulte                                                     392,269
================================================================================
               RETAIL - 4.03%
--------------------------------------------------------------------------------
      61,902   Albertson's                                             2,035,028
--------------------------------------------------------------------------------
      40,118   American Stores                                         1,073,156
--------------------------------------------------------------------------------
      23,646   Circuit City Stores                                       653,221
--------------------------------------------------------------------------------
      16,936   Dayton Hudson                                           1,270,200
--------------------------------------------------------------------------------
      26,597   Dillard Department Stores, Cl. A                          758,014
--------------------------------------------------------------------------------
      51,000   Federated Department Stores (a)                         1,402,500
--------------------------------------------------------------------------------
      6,2790   Fleming                                                   129,504
--------------------------------------------------------------------------------
      35,907   Gap                                                     1,508,094
--------------------------------------------------------------------------------
      19,193   Giant Food, Cl. A                                         604,579
--------------------------------------------------------------------------------
       5,125   Great Atlantic & Pacific                                  117,875
--------------------------------------------------------------------------------
      54,150   J.C. Penney                                             2,578,894
--------------------------------------------------------------------------------
     123,003   Kmart                                                     891,772
--------------------------------------------------------------------------------
      22,260   Kroger (a)                                                834,750
--------------------------------------------------------------------------------
      89,712   Limited                                                 1,558,746
--------------------------------------------------------------------------------
       6,113   Longs Drug Stores                                         292,660
--------------------------------------------------------------------------------
      37,994   Lowe's                                                  1,272,799
--------------------------------------------------------------------------------
      57,198   May Department Stores                                   2,416,615
--------------------------------------------------------------------------------
       5,830   Mercantile Stores                                         269,637
--------------------------------------------------------------------------------
      18,729   Nordstrom                                                 758,525
--------------------------------------------------------------------------------
       8,612   Pep Boys-Manny, Moe & Jack                                220,683
--------------------------------------------------------------------------------
      44,199   Price/Costco (a)                                          674,035
--------------------------------------------------------------------------------

              See Notes to Financial Statements on Pages 21 and 22

                    EQUITY 500 INDEX PORTFOLIO                                17
                    ------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995

SHARES         DESCRIPTION                                                 VALUE
================================================================================
      18,501   Rite Aid                                              $   633,659
--------------------------------------------------------------------------------
      93,209   Sears, Roebuck                                          3,635,151
--------------------------------------------------------------------------------
      16,037   Sherwin-Williams                                          653,508
--------------------------------------------------------------------------------
      11,483   Tandy                                                     476,545
--------------------------------------------------------------------------------
      12,554   TJX                                                       236,957
--------------------------------------------------------------------------------
      68,318   Toys 'R' Us (a)                                         1,485,917
--------------------------------------------------------------------------------
      53,734   Walgreen                                                1,605,303
--------------------------------------------------------------------------------
     537,648   Wal-Mart Stores                                        12,029,874
--------------------------------------------------------------------------------
      31,880   Winn-Dixie Stores                                       1,175,575
--------------------------------------------------------------------------------
      25,222   Woolworth                                                 327,886
--------------------------------------------------------------------------------
                                                                      43,581,662
================================================================================
               SOAPS & TOILETRIES - 1.53%
--------------------------------------------------------------------------------
       9,952   Clorox                                                    712,812
--------------------------------------------------------------------------------
      35,251   Colgate-Palmolive                                       2,476,383
--------------------------------------------------------------------------------
     160,570   Procter & Gamble                                       13,327,310
--------------------------------------------------------------------------------
                                                                      16,516,505
================================================================================
               TELECOMMUNICATIONS - 9.99%
--------------------------------------------------------------------------------
     118,835   Airtouch Communications (a)                             3,357,089
--------------------------------------------------------------------------------
      40,500   Alltel                                                  1,194,750
--------------------------------------------------------------------------------
     130,452   Ameritech                                               7,696,668
--------------------------------------------------------------------------------
       9,123   Andrew (a)                                                348,955
--------------------------------------------------------------------------------
     371,206   AT&T                                                   24,035,588
--------------------------------------------------------------------------------
     103,139   Bell Atlantic                                           6,897,420
--------------------------------------------------------------------------------
     233,032   BellSouth                                              10,136,892
--------------------------------------------------------------------------------
      36,580   Capital Cities/ABC                                      4,513,057
--------------------------------------------------------------------------------
      50,362   Comcast, Cl. A                                            915,959
--------------------------------------------------------------------------------
     227,336   GTE                                                    10,002,784
--------------------------------------------------------------------------------
      10,106   King World Productions (a)                                392,871
--------------------------------------------------------------------------------
     161,420   MCI Communications                                      4,217,097
--------------------------------------------------------------------------------
     101,900   NYNEX                                                   5,502,600
--------------------------------------------------------------------------------
     102,635   Pacific Telesis Group                                   3,451,102
--------------------------------------------------------------------------------
     143,262   SBC Communications                                      8,237,565
--------------------------------------------------------------------------------
      80,582   Sprint                                                  3,213,207
--------------------------------------------------------------------------------
     138,116   Tele-Communications, Cl. A (a)                          2,745,055
--------------------------------------------------------------------------------
      23,400   Tellabs (a)                                               865,800
--------------------------------------------------------------------------------
     114,928   U S West                                                2,183,632
--------------------------------------------------------------------------------
     112,328   U S West Communications Group                           4,015,726
--------------------------------------------------------------------------------
      85,149   Viacom, Cl. B (a)                                       4,033,934
--------------------------------------------------------------------------------
                                                                     107,957,751
================================================================================
               TIRE & RUBBER - 0.22%
--------------------------------------------------------------------------------
       3,926   B.F. Goodrich                                             267,459
--------------------------------------------------------------------------------
      14,951   Cooper Tire & Rubber                                      368,168
--------------------------------------------------------------------------------
      38,036   Goodyear Tire & Rubber                                  1,725,884
--------------------------------------------------------------------------------
                                                                       2,361,511
================================================================================
               TOBACCO - 1.95%
--------------------------------------------------------------------------------
      45,674   American Brands                                         2,038,203
--------------------------------------------------------------------------------
     194,966   Philip Morris                                          17,644,423
--------------------------------------------------------------------------------
      42,107   UST                                                     1,405,321
--------------------------------------------------------------------------------
                                                                      21,087,947
================================================================================
               TRUCKING, SHIPPING - 0.24%
--------------------------------------------------------------------------------
      14,392   Consolidated Freightways                                  381,388
--------------------------------------------------------------------------------
      12,275   Federal Express (a)                                       906,815
--------------------------------------------------------------------------------
       7,338   Pittston Services Group                                   230,230
--------------------------------------------------------------------------------
       7,382   Roadway Services                                          360,796
--------------------------------------------------------------------------------
      25,217   Ryder System                                              624,121
--------------------------------------------------------------------------------
       6,040   Yellow                                                     74,745
--------------------------------------------------------------------------------
                                                                       2,578,095
================================================================================
               UTILITIES - 4.21%
--------------------------------------------------------------------------------
      41,310   American Electric Power                                 1,673,055
--------------------------------------------------------------------------------
      30,625   Baltimore Gas & Electric                                  872,812
--------------------------------------------------------------------------------
      33,228   Carolina Power & Light                                  1,146,366
--------------------------------------------------------------------------------
      36,430   Central & South West                                    1,015,487
--------------------------------------------------------------------------------
      33,122   CINergy                                                 1,014,361
--------------------------------------------------------------------------------
       9,135   Columbia Gas System (a)                                   400,798
--------------------------------------------------------------------------------
      51,536   Consolidated Edison                                     1,649,152
--------------------------------------------------------------------------------
     17,005    Consolidated Natural Gas                                  771,602
--------------------------------------------------------------------------------
      28,276   Detroit Edison                                            975,522
--------------------------------------------------------------------------------
      37,906   Dominion Resources                                      1,563,622
--------------------------------------------------------------------------------
      42,787   Duke Power                                              2,027,034
--------------------------------------------------------------------------------
       4,142   Eastern Enterprises                                       146,005
--------------------------------------------------------------------------------
      62,266   Enron                                                   2,373,891
--------------------------------------------------------------------------------
      11,424   ENSERCH                                                   185,640
--------------------------------------------------------------------------------
      56,607   Entergy                                                 1,655,755
--------------------------------------------------------------------------------
      45,594   FPL Group                                               2,114,422
--------------------------------------------------------------------------------
      23,900   General Public Utilities                                  812,600
--------------------------------------------------------------------------------
      65,556   Houston Industries                                      1,589,733
--------------------------------------------------------------------------------
      43,142   Niagara Mohawk Power                                      415,242
--------------------------------------------------------------------------------
       8,469   NICOR                                                     232,898
--------------------------------------------------------------------------------
      13,644   Northern States Power                                     670,262
--------------------------------------------------------------------------------
      25,584   Ohio Edison                                               601,224
--------------------------------------------------------------------------------
      13,591   ONEOK                                                     310,894
--------------------------------------------------------------------------------
      31,900   P P & L Resources                                         797,500
--------------------------------------------------------------------------------

              See Notes to Financial Statements on Pages 21 and 22

                    EQUITY 500 INDEX PORTFOLIO                                18
                    ------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995

SHARES         DESCRIPTION                                                 VALUE
================================================================================
      12,268   Pacific Enterprises                                $      346,571
--------------------------------------------------------------------------------
     101,005   Pacific Gas & Electric                                  2,866,017
--------------------------------------------------------------------------------
      61,689   PacifiCorp                                              1,310,891
--------------------------------------------------------------------------------
      36,958   Panhandle Eastern                                       1,030,204
--------------------------------------------------------------------------------
      46,484   PECO Energy                                             1,400,330
--------------------------------------------------------------------------------
       5,755   People's Energy                                           182,721
--------------------------------------------------------------------------------
      60,394   Public Service Enterprise Group                         1,849,566
--------------------------------------------------------------------------------
     109,570   SCEcorp                                                 1,944,867
--------------------------------------------------------------------------------
      19,710   Sonat                                                     702,169
--------------------------------------------------------------------------------
     158,958   Southern                                                3,914,341
--------------------------------------------------------------------------------
      55,465   Texas Utilities                                         2,280,998
--------------------------------------------------------------------------------
      53,225   Unicom                                                  1,743,119
--------------------------------------------------------------------------------
      21,220   Union Electric                                            885,935
--------------------------------------------------------------------------------
                                                                      45,473,606
================================================================================
TOTAL COMMON STOCKS
(Cost $852,011,555)                                               $1,063,706,398
================================================================================
               PREFERRED STOCK
               NON-CONVERTIBLE - 0.00%
--------------------------------------------------------------------------------
               DIVERSIFIED - 0.00%
--------------------------------------------------------------------------------
          88   Teledyne (Cost $1,320)                             $        1,265
================================================================================

PRINCIPAL
AMOUNT         DESCRIPTION                                                 VALUE
================================================================================
               BOND - 0.00%
--------------------------------------------------------------------------------
$     33,000   Viacom International
               8.00%, 7/7/06 (Cost $28,638)                       $       33,722
================================================================================
               U.S. TREASURY BILLS - 2.83%
--------------------------------------------------------------------------------
$  1,590,000   5.310%, 1/11/96 (b)                                $    1,587,665
--------------------------------------------------------------------------------
   3,875,000   5.465%, 2/22/96                                         3,845,161
--------------------------------------------------------------------------------
   2,110,000   5.340%, 2/29/96                                         2,094,295
--------------------------------------------------------------------------------
  12,997,000   5.310%, 3/07/96                                        12,887,231
--------------------------------------------------------------------------------
   8,303,000   5.200%, 5/16/96                                         8,152,505
--------------------------------------------------------------------------------
   2,078,000   5.330%, 5/16/96                                         2,040,336
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY BILLS
(Cost $30,573,638)                                                $   30,607,193
================================================================================
TOTAL INVESTMENTS
(Cost $882,615,151)                                    101.26%    $1,094,348,578
--------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                   (1.26%)      (13,612,552)
--------------------------------------------------------------------------------
NET ASSETS                                             100.00%    $1,080,736,026
================================================================================

(a) Non-income producing security

(b) Held as collateral for futures contracts

              See Notes to Financial Statements on Pages 21 and 22

                    EQUITY 500 INDEX PORTFOLIO                                21
                    ------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT
ACCOUNTING POLICIES

A. Organization

The Equity 500 Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991 as an unincorporated trust under the laws of New York and commenced operations on December 31, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

The Portfolio's investments are valued each business day by an independent pricing service (the "Service") approved by the Trustees. Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business each day. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations with remaining maturities of 60 days or less, are valued at amortized cost which with accrued interest approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C. Security Transactions and Investment Income

Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. The portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the portfolio. The Portfolio's investment in the financial futures contracts is designed to hedge against anticipated future changes in general market prices which otherwise might either adversely affect the value of securities held by the Portfolio, the prices of securities which are intended to be purchased at a later date for the Portfolio or to closely replicate the benchmark index used by the portfolio. Should the portfolio prices move unexpectedly, the portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

E. Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $385,265.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.10 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $770,530.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.10 of 1% of the average daily net assets of the Portfolio. For the year ended December 31, 1995, expenses of the Portfolio have been reduced by $418,814.

                    EQUITY 500 INDEX PORTFOLIO                                22
                    ------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
================================================================================

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

NOTE 3 - PURCHASES AND SALES OF INVESTMENT
SECURITIES

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended December 31, 1995 were $361,509,575 and $46,402,840, respectively. The cost of investments for federal income tax purposes was $888,890,700. The aggregate gross unrealized appreciation for all investments was $217,720,061 and the aggregate gross unrealized depreciation for all investments was $12,262,183.

NOTE 4 - FUTURES CONTRACTS

A summary of obligations under these financial instruments at December 31, 1995 is as follows:

Type of                                                               Unrealized
Future                   Expiration      Contracts      Position     Depreciation
---------------------------------------------------------------------------------
S&P 500                  March 1996         43            Long         $(26,625)
Futures Index

At December 31, 1995, the Portfolio has segregated sufficient securities to cover margin requirements on open futures contracts.


REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

To the Trustees and Holders of Beneficial
Interest of the Equity 500 Index Portfolio

We have audited the accompanying statement of assets and liabilities of the Equity 500 Index Portfolio, including the schedule of portfolio investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period December 31, 1992 (commencement of operations). These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Equity 500 Index Portfolio as of December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

/s/ COOPERS & LYBRAND L.L.P.

Kansas City, Missouri
February 13, 1996